Prior year information comparable to transition period (unaudited) (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY	Dec. 31, 2009 Prior Year Information Comparable To Transition Period [Member] CNY
ASSETS
Cash and cash equivalents	$ 43,633		267,796		$ 26,866	164,890			93,771		358,228	737,825	604,892	737,825
Accounts receivable	166,725		1,023,256			970,839			1,122,810				247
Inventories	199,386		1,223,711			1,317,931			1,386,626				15,166
Prepayments and other current assets	29,792		182,844			280,911			132,585				7,067
Assets held for sale-current	624		3,825			27,794			2,705,909				278,103
Total current assets	492,457		3,022,390			3,301,834			6,104,833				905,475
Non-current assets:
Property, plant and equipment, net	71,840		440,912			447,296			485,294				24,370
Investments at fair value													511,899
Investment under equity method	4,696		28,824			63,304			61,300				6,995
Intangible assets, net	7,124		43,725			371,825			398,465				364,464
Goodwill	3,286		20,167			893,009			893,009				10,135
Non-current prepayments	226	[1]	1,387	[1]		40,165	[1]		40,158	[1]			40,247
Deferred tax assets													3,480
Assets held for sale-noncurrent	0		0						1,499				170,779
Total non-current assets	104,093		638,866			1,929,761			1,939,292				1,132,369
Total assets	596,550		3,661,256			5,231,595			8,044,125				2,037,844
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank borrowings	93,669		574,883		93,300	592,661		75,200	485,885				122,236
Income tax payable	0		0			0			2,535				2,477
Accounts payable	118,036		724,432			845,005			735,673				145
Accrued expenses and other liabilities	75,461		463,137			344,094			493,914				52,421
Liabilities classified as held for sale	0		0			0			2,236,559				55,960
Total current liabilities	291,146		1,786,873			1,793,590			4,009,382				233,239
Non-current liabilities:
Deferred tax liability	2,863		17,571			11,789			23,614				191,154
Total non-current liabilities	102,301		627,859			854,901			1,389,660				191,154
Total liabilities	393,447		2,414,732			2,648,491			5,399,042				424,393
Shareholders' equity:
Share capital (par value US$0.0000001 per share; 450,000,000,000 ordinary and 50,000,000,000 preferred shares authorized; 125,160,000 shares issued and outstanding at June 30, 2010)	0		0			0			0				0
Additional paid-in capital	370,140		2,271,698			2,275,099			2,271,492				2,390,036
Statutory reserves	213		1,306			834			237				76,954
Accumulated other comprehensive loss	(26,007)		(159,618)			(98,678)			(123,425)				(80,808)
Accumulated deficit	(257,097)		(1,577,904)			(728,240)			(708,576)				(772,731)
Total shareholders' equity	203,103		1,246,524			2,583,104			2,645,083		1,463,758	1,712,486	1,613,451
Total liabilities and shareholders' equity	$ 596,550		3,661,256			5,231,595			8,044,125				2,037,844

[1]	In 2008, the Company prepaid RMB 40 million for an extended lease term of land from December 31, 2028 to December 31, 2038 in respect of a parcel of land with land use right expiring on December 31, 2028. For the year ended June 30, 2013, the Company recognized a provision for impairment loss of non-current prepayments of RMB 40 million ($6.5 million). A detailed explanation of the impairment loss is set out in Note 11.